Quarterly Holdings Report
for

Fidelity Simplicity RMD 2020 Fund℠

October 31, 2019

RW40-QTLY-1219
1.867287.112

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.7%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	43,664	$452,794
Fidelity Series Blue Chip Growth Fund (a)	57,315	795,532
Fidelity Series Commodity Strategy Fund (a)	339,689	1,589,746
Fidelity Series Growth Company Fund (a)	89,894	1,601,908
Fidelity Series Intrinsic Opportunities Fund (a)	119,676	1,926,777
Fidelity Series Large Cap Stock Fund (a)	113,662	1,708,334
Fidelity Series Large Cap Value Index Fund (a)	36,509	483,744
Fidelity Series Opportunistic Insights Fund (a)	47,718	882,782
Fidelity Series Small Cap Discovery Fund (a)	19,437	223,914
Fidelity Series Small Cap Opportunities Fund (a)	52,700	697,215
Fidelity Series Stock Selector Large Cap Value Fund (a)	104,144	1,312,215
Fidelity Series Value Discovery Fund (a)	70,582	933,806
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,507,032)		12,608,767

International Equity Funds - 21.2%
Fidelity Series Canada Fund (a)	24,346	265,129
Fidelity Series Emerging Markets Fund (a)	35,355	335,163
Fidelity Series Emerging Markets Opportunities Fund (a)	154,517	2,996,077
Fidelity Series International Growth Fund (a)	142,829	2,438,091
Fidelity Series International Small Cap Fund (a)	31,887	532,831
Fidelity Series International Value Fund (a)	245,248	2,408,331
Fidelity Series Overseas Fund (a)	64,883	661,802
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,313,413)		9,637,424

Bond Funds - 40.4%
Fidelity Series Emerging Markets Debt Fund (a)	33,181	312,900
Fidelity Series Floating Rate High Income Fund (a)	7,256	66,755
Fidelity Series High Income Fund (a)	36,044	340,973
Fidelity Series Inflation-Protected Bond Index Fund (a)	351,117	3,542,773
Fidelity Series International Credit Fund (a)	1,053	10,989
Fidelity Series Investment Grade Bond Fund (a)	1,095,390	12,728,435
Fidelity Series Long-Term Treasury Bond Index Fund (a)	120,504	1,190,583
Fidelity Series Real Estate Income Fund (a)	19,433	219,981
TOTAL BOND FUNDS
(Cost $17,657,149)		18,413,389

Short-Term Funds - 10.7%
Fidelity Series Government Money Market Fund 1.89% (a)(b)	3,915,002	3,915,002
Fidelity Series Short-Term Credit Fund (a)	97,159	980,334
TOTAL SHORT-TERM FUNDS
(Cost $4,880,532)		4,895,336
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $44,358,126)		45,554,916
NET OTHER ASSETS (LIABILITIES) - 0.0%		(22,140)
NET ASSETS - 100%		$45,532,776

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$463,870	$44,398	$64,907	$--	$(11)	$9,444	$452,794
Fidelity Series Blue Chip Growth Fund	806,769	151,704	76,391	79,929	(3,122)	(83,428)	795,532
Fidelity Series Canada Fund	255,287	23,843	14,190	--	(269)	458	265,129
Fidelity Series Commodity Strategy Fund	1,504,782	175,011	93,799	13,496	(4,398)	8,150	1,589,746
Fidelity Series Emerging Markets Debt Fund	308,903	31,883	16,789	4,464	(47)	(11,050)	312,900
Fidelity Series Emerging Markets Fund	288,808	59,106	15,199	--	(760)	3,208	335,163
Fidelity Series Emerging Markets Opportunities Fund	2,556,491	479,856	135,979	--	(2,928)	98,637	2,996,077
Fidelity Series Floating Rate High Income Fund	64,344	6,800	3,547	925	(2)	(840)	66,755
Fidelity Series Government Money Market Fund 1.89%	4,018,218	492,820	596,036	20,496	--	--	3,915,002
Fidelity Series Growth Company Fund	1,623,646	148,965	187,328	--	512	16,113	1,601,908
Fidelity Series High Income Fund	325,224	34,884	17,971	5,507	(108)	(1,056)	340,973
Fidelity Series Inflation-Protected Bond Index Fund	2,749,667	931,531	155,551	2,736	212	16,914	3,542,773
Fidelity Series International Credit Fund	10,717	73	--	73	--	171	10,989
Fidelity Series International Growth Fund	2,303,548	194,619	178,450	--	953	117,421	2,438,091
Fidelity Series International Small Cap Fund	490,070	46,857	28,214	--	(60)	24,178	532,831
Fidelity Series International Value Fund	2,189,045	225,876	112,182	--	(1,198)	106,790	2,408,331
Fidelity Series Intrinsic Opportunities Fund	1,982,230	288,548	307,264	79,741	(13,208)	(23,529)	1,926,777
Fidelity Series Investment Grade Bond Fund	11,465,246	1,802,035	706,399	87,717	5,809	161,744	12,728,435
Fidelity Series Large Cap Stock Fund	1,738,995	214,709	248,416	55,128	(6,615)	9,661	1,708,334
Fidelity Series Large Cap Value Index Fund	496,851	43,869	67,007	--	1,119	8,912	483,744
Fidelity Series Long-Term Treasury Bond Index Fund	1,807,062	162,463	876,097	9,596	98,101	(946)	1,190,583
Fidelity Series Opportunistic Insights Fund	891,770	79,452	80,676	--	(1,079)	(6,685)	882,782
Fidelity Series Overseas Fund	209,456	427,760	--	--	--	24,586	661,802
Fidelity Series Real Estate Income Fund	205,864	23,159	11,187	4,749	(21)	2,166	219,981
Fidelity Series Short-Term Credit Fund	1,004,706	118,949	148,269	6,596	341	4,607	980,334
Fidelity Series Small Cap Discovery Fund	238,925	20,526	41,367	--	(1,105)	6,935	223,914
Fidelity Series Small Cap Opportunities Fund	727,677	114,806	103,731	43,785	(1,236)	(40,301)	697,215
Fidelity Series Stock Selector Large Cap Value Fund	1,341,549	130,420	182,799	--	(7,039)	30,084	1,312,215
Fidelity Series Value Discovery Fund	957,599	89,921	127,866	--	(1,751)	15,903	933,806
Total	$43,027,319	$6,564,843	$4,597,611	$414,938	$62,090	$498,247	$45,554,916

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.